UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Income Fund

May 31, 2009

1.802196.105

AZI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Arizona - 89.4%
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	$ 1,140,000	$ 1,240,115
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,049,900
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,748,683
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,329,382
5% 7/1/32	495,000	469,656
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,002,460
Series 2007 B, 1.619% 1/1/37 (c)	1,000,000	468,820
Series 2008 A, 5.25% 1/1/31	1,000,000	973,370
Series 2008 D, 6% 1/1/27	1,000,000	1,044,900
(Catholic Healthcare West Proj.) Series 1999 A, 6.125% 7/1/09 (Escrowed to Maturity) (e)	125,000	125,555
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,068,630
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,062,090
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,259,877
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	964,170
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,022,030
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 B1, 6.15% 5/1/29 (d)	500,000	476,825
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	2,058,740
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	511,335
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (c)(d)	1,000,000	991,420
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,216,210
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	917,201
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,000,246
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,550,115
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. Series 2004, 4.9% 4/1/19	$ 1,025,000	$ 1,017,046
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,074,550
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,002,612
Series 2005, 5% 12/1/35	1,000,000	805,300
Series 2007, 5% 12/1/27	1,000,000	859,170
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,000,000	2,051,740
7% 7/1/33	1,000,000	1,059,920
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,677,186
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,057,260
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,757,425
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	610,000	612,959
Series 2007 A, 5% 7/1/16	1,000,000	1,028,150
Series 2009 A, 6% 7/1/39	1,000,000	1,006,700
Series A, 5.25% 7/1/32	1,000,000	911,600
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	955,200
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	990,440
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,112,910
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,063,450
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	977,470
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,083,160
5% 7/1/24 (FGIC Insured)	3,000,000	3,136,020
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	2,000,000	2,021,020
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	$ 1,225,000	$ 1,212,101
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,156,317
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,013,070
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,100,000	1,028,071
Series D, 5% 7/1/10 (d)	1,500,000	1,514,835
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,521,760
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	598,884
5% 7/1/30 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,025,230
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,250,000	1,336,413
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,052,550
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,818,233
5% 7/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	770,000	782,382
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,093,680
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,177,300
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,586,775
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	720,000	730,598
5% 7/1/20	5,000,000	5,393,097
5% 7/1/29	1,750,000	1,796,953
Series 2009 A, 5% 7/1/39 (b)	2,000,000	2,015,680
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,142,532
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	30,000	30,000
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	792,124
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	996,972
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	$ 1,000,000	$ 1,049,400
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,063,720
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	969,990
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,275,205
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,063,450
5% 7/1/20 (FGIC Insured)	1,000,000	1,054,990
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	860,000	901,882
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,125,000	1,199,385
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,581,210
5% 1/1/21	290,000	303,906
5% 1/1/31	1,995,000	2,020,317
Series 2005 A, 5% 1/1/35	1,500,000	1,516,695
Series 2006 A, 5% 1/1/37	3,000,000	3,026,640
Series 2008 A:
5% 1/1/24	1,000,000	1,068,980
5% 1/1/38	2,000,000	2,006,840
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,658,450
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	323,000
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,111,194
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,120,000	2,267,107
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,049,600
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,517,472
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	$ 395,000	$ 382,877
Tucson Ctfs. of Prtn. Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,106,950
Tucson Gen. Oblig. Series 2005, 5% 7/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,295,000	3,587,860
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,015,000	1,132,669
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,410,000	1,486,098
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	215,683
5.25% 7/1/15	1,000,000	1,016,420
Series 2005, 5% 7/1/16	1,735,000	1,726,238
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	294,891
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,074,226
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	385,000	424,412
Series 2008 A, 5% 6/1/22	1,315,000	1,435,309
Series 2009 A, 5% 6/1/39	1,000,000	1,000,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4%, tender 6/1/10 (c)(d)	1,000,000	998,840
		128,540,481
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	496,945
Puerto Rico - 4.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	681,170
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	694,687
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/17	1,000,000	969,050
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	703,941
Series 2003 A, 5.25% 7/1/14	275,000	276,089
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	997,330
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 1,000,000	$ 1,006,360
Series 2006 C, 5.25% 1/1/15 (d)	500,000	502,615
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	316,317
Series M2, 5.75%, tender 7/1/17 (c)	200,000	201,660
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	1,000,000	140,340
		6,489,559
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (d)	500,000	399,190
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	863,750
		1,262,940
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $139,614,509)	136,789,925
NET OTHER ASSETS - 4.9%	7,045,462
NET ASSETS - 100%	$ 143,835,387
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 136,789,925	$ -	$ 136,789,925	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $139,587,062. Net unrealized depreciation aggregated $2,797,137, of which $1,909,868 related to appreciated investment securities and $4,707,005 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Maryland Municipal
Income Fund

May 31, 2009

1.802198.105

SMD-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 440,065
Maryland - 84.6%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,167,804
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	711,634
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,684,200
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,704,065
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	443,690
Series 2008, 5% 2/1/31	2,000,000	2,094,340
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,917,955
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,559,242
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,011,240
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,315,000	2,328,959
5.2% 7/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	250,000	253,175
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,610,970
5% 7/1/37 (AMBAC Insured)	2,000,000	2,006,520
5% 7/1/37 (FSA Insured)	4,000,000	4,044,880
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,046,820
5% 7/1/38 (FSA Insured)	3,000,000	3,054,660
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	405,664
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guar Corp. Insured)	355,000	357,141
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	514,815
5% 11/1/13	350,000	359,454
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000,000	$ 1,147,440
Series 2009 A:
5% 3/1/25	610,000	660,325
5% 3/1/27	1,255,000	1,336,600
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006:
5% 9/1/09	175,000	174,571
5.5% 9/1/12	195,000	189,688
Frederick County Gen. Oblig. Series 2005, 5% 12/1/15	1,000,000	1,155,490
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series 2009 A, 5% 4/15/14	2,635,000	3,005,033
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/20	3,000,000	3,179,460
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,541,595
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	1,000,000	1,088,360
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	450,675
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	680,127
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	412,970
5% 6/1/18 (CIFG North America Insured)	2,000,000	1,863,840
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,183,167
5.5% 3/1/17	2,265,000	2,731,794
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,105,123
First Series 2009 C, 5% 3/1/18	1,000,000	1,173,780
First Series 2009 A, 5% 3/1/21	750,000	844,658
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	1,960,620
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,235,430
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	262,565
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	158,633
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	$ 1,000,000	$ 963,430
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	565,000	601,606
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,500,842
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,396,890
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,496,933
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,601,775
Series 2002 A, 5% 7/1/32	1,015,000	1,024,460
Series 2004 A:
5% 7/1/24	1,000,000	1,053,020
5% 7/1/33	2,000,000	2,033,980
5% 7/1/38	2,000,000	2,026,740
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,074,740
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	321,165
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	1,847,580
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	885,920
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	871,910
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,193,550
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,640,244
Series 2006 A, 5% 7/1/41	1,000,000	850,180
Series 2008 F, 5.25% 7/1/19	1,700,000	1,746,869
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	725,000	728,901
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	346,672
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,613,790
5% 7/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,690,000	1,805,038
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,185,041
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Indl. Dev. Fing. Auth. Rev.: - continued
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/15	$ 320,000	$ 341,146
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,043,950
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,237,980
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,303,120
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,075,260
5% 7/1/31 (FSA Insured)	5,000,000	5,171,001
Series 2008, 5% 7/1/35	880,000	901,912
6.8% 7/1/16 (Escrowed to Maturity) (c)	715,000	830,673
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,318,446
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,143,080
Series 2006 A, 5% 5/1/11	3,030,000	3,261,219
Series 2007 A, 5% 5/1/25	1,000,000	1,082,010
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/14	1,000,000	1,116,860
Series 2005 A, 5% 6/1/11	1,540,000	1,662,291
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	525,150
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,725,225
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,335,000	1,212,807
		131,582,578
Puerto Rico - 9.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,054,600
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,511,475
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	594,852
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,054,590
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	$ 500,000	$ 483,080
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	1,425,000	1,487,714
Series 2005 C, 5.5% 7/1/23	1,110,000	1,080,285
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	703,941
5.5% 7/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,745,000	1,754,824
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,003,790
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,047,750
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,534,875
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,045,010
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	995,830
		15,352,616
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	300,000	239,514
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $148,154,980)	147,614,773
NET OTHER ASSETS - 5.1%	7,864,100
NET ASSETS - 100%	$ 155,478,873
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 147,614,773	$ -	$ 147,614,773	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $148,148,020. Net unrealized depreciation aggregated $533,247, of which $3,270,509 related to appreciated investment securities and $3,803,756 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009